Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests, property and equipment - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022		Dec. 31, 2021
KSM [Member]
Additions
Balance	$ 502,015	[1],[2]	$ 444,167	[3]
Mineral interests	16,452	[1],[2]	27,607	[3]
Construction in progress	110,817	[1],[2]	27,061	[3]
Property & equipment	4,459	[1],[2]	3,080	[3]
Right-of-use assets	1,612	[1],[2]	100	[3]
Total Additions	133,340	[1],[2]	57,848	[3]
Balance	635,355	[1],[2]	502,015	[3]
Courageous Lake [Member]
Additions
Balance	77,176		76,522
Mineral interests	522		654
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	522		654
Balance	77,698		77,176
Iskut [Member]
Additions
Balance	41,779		37,949
Mineral interests	6,387		3,830
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	6,387		3,830
Balance	48,166		41,779
Snowstorm [Member]
Additions
Balance	31,471		24,924
Mineral interests	2,632		6,547
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	2,632		6,547
Balance	34,103		31,471
3 Aces [Member]
Additions
Balance	9,034		7,113
Mineral interests	1,237		1,921
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	1,237		1,921
Balance	10,271		9,034
Grassy Mountain [Member]
Additions
Balance	771		771
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance	771		771
Corporate [Member]
Additions
Balance	307		307
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets	324
Total Additions	324
Balance	631		307
Total [Member]
Additions
Balance	662,553		591,753
Mineral interests	27,230		40,559
Construction in progress	110,817		27,061
Property & equipment	4,459		3,080
Right-of-use assets	1,936		100
Total Additions	144,442		70,800
Balance	$ 806,995		$ 662,553

[1]	$6.8 million of costs related to the BC Hydro project (refer to Note 8) were reclassified from mineral interests to long-term receivables and other assets.
[2]	Construction in progress additions at KSM includes $9.8 million of capitalized borrowing costs.
[3]	$3.9 million of costs related to the BCMETC audit (refer to Note 8) were reclassified from mineral interests to amounts receivable.